Capital risk management - Schedule of capital (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CAPITAL RISK MANAGEMENT [Abstract]
Equity	$ 789.2	$ 959.5
Long-term debt	396.0	394.9
Gross Capital	1,185.2	1,354.4
Cash and cash equivalents	(185.5)	(200.8)	$ (481.5)
Total	$ 999.7	$ 1,153.6